JPMorgan Emerging Markets Equity Fund
Schedule of Portfolio Investments as of January 31, 2023
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

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© J.P. Morgan Chase & Co., 2023.

JPMorgan Emerging Markets Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 97.3%
Brazil — 5.9%
B3 SA - Brasil Bolsa Balcao	6,123	15,644
MercadoLibre, Inc. *	217	256,506
NU Holdings Ltd., Class A *	18,612	86,547
Raia Drogasil SA	16,503	81,110
XP, Inc., Class A *	4,331	77,170
		516,977
China — 27.8%
Beijing Oriental Yuhong Waterproof Technology Co. Ltd., Class A	14,190	78,211
Budweiser Brewing Co. APAC Ltd. (a)	31,113	98,170
Dada Nexus Ltd., ADR *	3,380	43,970
Foshan Haitian Flavouring & Food Co. Ltd., Class A	8,013	94,435
Fuyao Glass Industry Group Co. Ltd., Class A	10,248	59,407
JD.com, Inc., ADR	1,147	68,290
JD.com, Inc., Class A	7,647	227,083
Jiangsu Hengli Hydraulic Co. Ltd., Class A	12,957	125,827
Kingdee International Software Group Co. Ltd. *	25,120	54,825
Meituan * (a)	5,035	112,567
Midea Group Co. Ltd., Class A	3,160	25,940
NetEase, Inc., ADR *	91	8,069
NetEase, Inc.	5,964	105,811
Pharmaron Beijing Co. Ltd., Class A	2,167	23,882
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	1,861	92,029
Shenzhou International Group Holdings Ltd.	10,123	127,484
Silergy Corp.	7,535	153,333
Tencent Holdings Ltd.	6,853	333,929
Wanhua Chemical Group Co. Ltd., Class A	8,493	121,883
Wuliangye Yibin Co. Ltd., Class A	4,498	140,009
WuXi AppTec Co. Ltd., Class A	5,627	78,179
Wuxi Biologics Cayman, Inc. * (a)	14,129	117,987
Yum China Holdings, Inc.	2,099	129,302
		2,420,622
Hong Kong — 6.1%
AIA Group Ltd.	795	9,011
AIA Group Ltd.	20,095	227,232
Hong Kong Exchanges & Clearing Ltd.	834	37,498
Prudential plc	6,925	115,054
Techtronic Industries Co. Ltd.	11,004	141,874
		530,669
India — 20.4%
Apollo Hospitals Enterprise Ltd.	1,377	71,857
Asian Paints Ltd.	1,252	41,827
Britannia Industries Ltd.	1,042	55,064
HDFC Bank Ltd.	12,838	252,640
HDFC Bank Ltd., ADR	2,433	163,912
HDFC Life Insurance Co. Ltd. (a)	16,188	114,719
Hindustan Unilever Ltd.	3,140	99,061

JPMorgan Emerging Markets Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
India — continued
Housing Development Finance Corp. Ltd.	7,499	241,396
Infosys Ltd.	3,020	56,874
Infosys Ltd., ADR	6,211	116,769
ITC Ltd.	13,094	56,510
Kotak Mahindra Bank Ltd.	7,869	167,065
Reliance Industries Ltd.	5,446	157,104
Tata Consultancy Services Ltd.	4,418	182,355
		1,777,153
Indonesia — 3.8%
Bank Central Asia Tbk. PT	298,818	169,582
Bank Rakyat Indonesia Persero Tbk. PT	545,404	167,258
		336,840
Macau — 0.9%
Sands China Ltd. *	21,541	80,780
Mexico — 3.3%
Grupo Financiero Banorte SAB de CV, Class O	14,113	116,913
Wal-Mart de Mexico SAB de CV	42,998	167,947
		284,860
Panama — 0.9%
Copa Holdings SA, Class A *	853	78,570
Portugal — 1.2%
Jeronimo Martins SGPS SA	4,685	101,714
South Africa — 2.7%
Bid Corp. Ltd.	3,350	69,019
Capitec Bank Holdings Ltd.	564	58,260
FirstRand Ltd.	28,286	105,099
		232,378
South Korea — 8.1%
Delivery Hero SE * (a)	820	49,591
LG Chem Ltd.	173	97,956
NCSoft Corp. *	127	46,939
Samsung Electronics Co. Ltd.	10,319	513,973
		708,459
Taiwan — 12.6%
Chailease Holding Co. Ltd.	16,539	124,641
Delta Electronics, Inc.	10,754	104,287
Realtek Semiconductor Corp.	4,736	50,859
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	7,877	730,448
Taiwan Semiconductor Manufacturing Co. Ltd.	5,043	88,993
		1,099,228
United States — 3.6%
EPAM Systems, Inc. *	378	125,866
Estee Lauder Cos., Inc. (The), Class A	362	100,130

JPMorgan Emerging Markets Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
United States — continued
Globant SA *	245	39,755
JS Global Lifestyle Co. Ltd. (a)	40,451	48,916
		314,667
Total Common Stocks (Cost $6,923,022)		8,482,917
Short-Term Investments — 2.5%
Investment Companies — 2.5%
JPMorgan Prime Money Market Fund Class Institutional Shares, 4.45% (b) (c)(Cost $216,807)	216,679	216,809
Total Investments — 99.8% (Cost $7,139,829)		8,699,726
Other Assets Less Liabilities — 0.2%		13,355
NET ASSETS — 100.0%		8,713,081

Percentages indicated are based on net assets.

Abbreviations
ADR	American Depositary Receipt
APAC	Asia Pacific
PT	Limited liability company
SGPS	Holding company

*	Non-income producing security.
(a)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of January 31, 2023.

JPMorgan Emerging Markets Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
Summary of Investments by Industry, January 31, 2023
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:
INDUSTRY	PERCENT OF TOTAL INVESTMENTS
Banks	13.6%
Semiconductors & Semiconductor Equipment	11.8
Internet & Direct Marketing Retail	8.7
IT Services	6.0
Technology Hardware, Storage & Peripherals	5.9
Diversified Financial Services	5.4
Insurance	5.4
Food & Staples Retailing	4.8
Interactive Media & Services	3.8
Machinery	3.1
Chemicals	3.0
Beverages	2.7
Life Sciences Tools & Services	2.5
Hotels, Restaurants & Leisure	2.4
Personal Products	2.3
Entertainment	1.8
Oil, Gas & Consumable Fuels	1.8
Food Products	1.7
Capital Markets	1.5
Textiles, Apparel & Luxury Goods	1.5
Electronic Equipment, Instruments & Components	1.2
Health Care Equipment & Supplies	1.1
Others (each less than 1.0%)	5.5
Short-Term Investments	2.5

JPMorgan Emerging Markets Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Funds on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of Investments held in the Funds. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values ("NAV") of the Fund is calculated on a valuation date. Certain foreign equity instruments are valued by applying international fair value factors provided by approved Pricing Services. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAV is calculated.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Brazil	$516,977	$—	$—	$516,977
China	249,631	2,170,991	—	2,420,622
Hong Kong	—	530,669	—	530,669
India	280,681	1,496,472	—	1,777,153
Indonesia	—	336,840	—	336,840
Macau	—	80,780	—	80,780
Mexico	284,860	—	—	284,860
Panama	78,570	—	—	78,570

JPMorgan Emerging Markets Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
(Dollar values in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Portugal	$—	$101,714	$—	$101,714
South Africa	69,019	163,359	—	232,378
South Korea	—	708,459	—	708,459
Taiwan	730,448	368,780	—	1,099,228
United States	265,751	48,916	—	314,667
Total Common Stocks	2,475,937	6,006,980	—	8,482,917
Short-Term Investments
Investment Companies	216,809	—	—	216,809
Total Investments in Securities	$2,692,746	$6,006,980	$—	$8,699,726
B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds, which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended January 31, 2023
Security Description	Value at October 31, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at January 31, 2023	Shares at January 31, 2023	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class Institutional Shares, 4.45% (a) (b)	$113,774	$514,032	$411,011	$12	$2	$216,809	216,679	$636	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.57% (a) (b)	4,022	6,999	11,022	3	(2)	—	—	16	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.15% (a) (b)	771	7,768	8,539	—	—	—	—	7	—
Total	$118,567	$528,799	$430,572	$15	$—	$216,809		$659	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of January 31, 2023.